Other financial assets (Details Narrative) - BRL (R$) R$ in Thousands			1 Months Ended	12 Months Ended
	Sep. 23, 2024	Apr. 30, 2024	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Warrant exercise			R$ 162,958
Investment fund				R$ 212,000	R$ 54,000
Commitment to boosting the development	R$ 54,000	R$ 77,000
EXA [Member]
IfrsStatementLineItems [Line Items]
Acquisition percentage				27.00%
Acquisition consideration amount				R$ 174,000
Acquisition fair value amount				R$ 175,000